AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund
AllianzGI Focused Growth Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 110 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Focused Growth Fund		Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV	[1]	1.00%	5.00%	1.00%	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Focused Growth Fund		Class A	Class B	Class C	Class R
Management Fees	[1]	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.86%	1.36%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Focused Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	883	1,128	1,827
Class B	689	885	1,206	1,892
Class C	289	585	1,006	2,180
Class R	138	431	745	1,635

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Focused Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	883	1,128	1,827
Class B	189	585	1,006	1,892
Class C	189	585	1,006	2,180
Class R	138	431	745	1,635

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2012 was 81%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The portfolio managers are constrained to only including the 25-45 highest conviction large cap growth stocks covered by the research team.

The portfolio managers believe the securities in the Fund exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investment: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Prior to September 24, 2012, the Fund was managed by a different sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Calendar Year Total Returns - Class A

More Recent Return Information

1/1/12-12/31/12	17.07%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009	15.01%

Lowest 10/01/2008-12/31/2008	-20.48%

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Returns AllianzGI Focused Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(5.80%)	1.11%	2.21%	9.91%	Feb. 24, 1984
Class B	(6.02%)	1.13%	2.25%	9.93%	Feb. 24, 1984
Class C	(2.02%)	1.51%	2.02%	9.31%	Feb. 24, 1984
Class R		2.01%	2.50%	9.77%	Feb. 24, 1984
After Taxes on Distributions Class A	(5.80%)	1.11%	2.21%	8.28%
After Taxes on Distributions and Sale of Fund Shares Class A	(3.77%)	0.95%	1.90%	8.11%
Russell 1000 Growth Index	2.64%	2.50%	2.60%	9.82%	Feb. 24, 1984
Lipper Large-Cap Growth Funds Average	(1.91%)	0.96%	1.94%	9.07%	Feb. 24, 1984

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.